FINANCIAL RISK MANAGEMENT - Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities (Detail) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	R$ 13,592,286
Derivatives	796,877
Lease liability	3,270,737
Trade accounts payables, related parties and reverse factoring operations	6,375,930
Dividends payable	260
Total expected cash flow [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	17,091,611
Derivatives	796,877
Lease liability	3,946,378
Trade accounts payables, related parties and reverse factoring operations	6,375,930
Dividends payable	260
Interest to be accrued [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivatives
Borrowings, financing and debentures, interest to be accrued	(3,499,325)
Lease, interest to be accrued	(675,641)
Trade accounts payables, related parties and reverse factoring operations
Dividends payable
Less than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	722,146
Derivatives	640,257
Lease liability	1,070,253
Trade accounts payables, related parties and reverse factoring operations	6,375,930
Dividends payable	260
One to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	3,228,866
Derivatives	1,504,007
Lease liability	2,019,723
Trade accounts payables, related parties and reverse factoring operations
Dividends payable
Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	13,140,599
Derivatives	(1,347,387)
Lease liability	856,402
Trade accounts payables, related parties and reverse factoring operations
Dividends payable